Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Nov. 01, 2024	Oct. 10, 2024	Sep. 30, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000		5,000,000
Preferred stock, shares issued		0
Common stock, par value	$ 0.001	$ 0.001			$ 0.001	$ 0.001
Common stock, shares authorized	295,000,000	295,000,000			295,000,000	295,000,000
Common stock, shares issued	28,019,624	27,657,679			27,657,679	27,655,560
Common stock, shares outstanding	28,019,624	27,657,679	27,657,679		27,657,679	27,655,560
ALTANINE, INC. [Member]
Preferred stock, par value	$ 0.0003	$ 0.0003
Preferred stock, shares authorized	25,000,000	25,000,000
Common stock, par value	$ 0.0003	$ 0.0003				$ 0.0003
Common stock, shares authorized	200,000,000	200,000,000				200,000,000
Common stock, shares issued	29,262,691	25,988,043				18,570,000
Common stock, shares outstanding	29,262,691	25,988,043				18,570,000
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	150	0				500,000
Preferred stock, shares outstanding	150	0				500,000
Series A Preferred Stock [Member] | ALTANINE, INC. [Member]
Preferred stock, shares authorized	1,000
Preferred stock, shares issued	40	40
Preferred stock, shares outstanding	40	40
Series A Preferred Stock [Member] | Preferred Stock [Member]
Preferred stock, par value						$ 0.001
Preferred stock, shares authorized						500,000
Preferred stock, shares issued	500,000	0				500,000
Preferred stock, shares outstanding	500,000	0				500,000